Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income attributable to Weibo	$ 352,590	$ 108,027	$ 34,745
Denominator:
Weighted average ordinary shares outstanding (in shares)	220,555,000	214,745,000	208,163,000
Basic net income per share attributable to Weibo (in dollars per share)	$ 1.60	$ 0.50	$ 0.17
Numerator:
Net income attributable for calculating diluted net income per share	$ 352,590	$ 108,027	$ 34,745
Denominator:
Weighted average ordinary shares outstanding (in shares)	220,555,000	214,745,000	208,163,000
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	4,800,000	8,100,000	9,800,000
Shares used in computing diluted net income per share attributable to Weibo (in shares)	225,363,000	222,859,000	217,918,000
Diluted net income per share attributable to Weibo (in dollars per share)	$ 1.56	$ 0.48	$ 0.16
Stock options
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	0	30,000	400,000
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	1,213,000	4,334,000	8,572,000
Restricted share units
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	0	30,000	400,000
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	3,595,000	3,780,000	1,183,000
2022 Notes
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	1,200,000